CornerCap Small-Cap Value Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Agriculture - 0.9%
Andersons, Inc.	8,759	$434,446
Dole PLC (a)	20,431	250,075
Fresh Del Monte Produce, Inc.	8,670	189,440
Vector Group Ltd.	23,245	245,700
		1,119,661

Airlines - 0.4%
SkyWest, Inc. (b)	6,484	532,142

Apparel - 0.2%
Carter's, Inc. (a)	3,433	212,743

Auto Parts & Equipment - 2.2%
Allison Transmission Holdings, Inc.	6,898	523,558
Commercial Vehicle Group, Inc. (b)	35,415	173,534
Dorman Products, Inc. (a)(b)	2,798	255,961
Gentex Corp.	16,623	560,361
Standard Motor Products, Inc.	30,579	847,956
Visteon Corp. (b)	4,696	501,063
		2,862,433

Banks - 11.8%
Amalgamated Financial Corp.	10,708	293,399
Ameris Bancorp (a)	11,807	594,482
Bank OZK (a)	12,324	505,284
Bridgewater Bancshares, Inc. (b)	21,252	246,736
Business First Bancshares, Inc.	10,639	231,505
Byline Bancorp, Inc.	10,971	260,452
Camden National Corp.	8,220	271,260
Capital City Bank Group, Inc.	9,173	260,880
Cathay General Bancorp	6,359	239,862
Central Pacific Financial Corp.	13,550	287,260
Columbia Banking System, Inc.	26,844	533,927
Community Trust Bancorp, Inc.	5,829	254,494
ConnectOne Bancorp, Inc.	28,327	535,097
CrossFirst Bankshares, Inc. (b)	47,336	663,651
Customers Bancorp, Inc. (b)	10,261	492,323
Eastern Bankshares, Inc. (a)	19,129	267,423
Enterprise Financial Services Corp. (a)	13,257	542,344
Equity Bancshares, Inc. - Class A	7,117	250,518
Esquire Financial Holdings, Inc.	5,611	267,084
Financial Institutions, Inc.	12,607	243,567
First Foundation, Inc.	35,846	234,791
First Internet Bancorp	8,187	221,213
FNB Corp. (a)	18,606	254,530
Hanmi Financial Corp. (a)	16,293	272,419
Heritage Financial Corp.	14,699	265,023
Horizon Bancorp Inc.	19,829	245,285
Independent Bank Corp. (a)	5,122	259,788
Mercantile Bank Corp.	14,206	576,337
Metropolitan Bank Holding Corp. (b)	4,679	196,939
Northeast Bank	4,473	272,227
Peoples Bancorp, Inc. (a)	18,032	540,960
Pinnacle Financial Partners, Inc.	6,597	528,024
Preferred Bank	3,460	261,195
Premier Financial Corp.	10,782	220,600
Primis Financial Corp.	18,725	196,238
Provident Financial Services, Inc. (a)	33,427	479,677
QCR Holdings, Inc. (a)	4,490	269,400
Shore Bancshares, Inc.	22,523	257,888
Southern First Bancshares, Inc. (b)	8,168	238,832
UMB Financial Corp.	3,091	257,851
Valley National Bancorp	65,022	453,854
Veritex Holdings, Inc.	12,590	265,523
Webster Financial Corp.	12,018	523,865
Western Alliance Bancorp	10,506	659,987
		15,193,994

Beverages - 0.4%
The Boston Beer Co. Inc. - Class A (b)	1,837	560,377

Biotechnology - 4.1%
Adicet Bio, Inc. (b)	18,074	21,869
Allogene Therapeutics, Inc. (a)(b)	28,533	66,482
ANI Pharmaceuticals, Inc. (b)	5,680	361,702
Annexon, Inc. (b)	22,604	110,760
Arcus Biosciences, Inc. (b)	6,192	94,304
Athira Pharma, Inc. (b)	37,648	99,767
Beam Therapeutics, Inc. (b)	3,276	76,757
BioAtla, Inc. (b)	29,805	40,833
Black Diamond Therapeutics, Inc. (b)	22,583	105,237
C4 Therapeutics, Inc. (b)	11,791	54,474
Caribou Biosciences, Inc. (b)	16,522	27,096
Century Therapeutics, Inc. (b)	25,978	66,244
Cogent Biosciences, Inc. (b)	16,165	136,271
Cullinan Oncology, Inc. (b)	5,560	96,966
CytomX Therapeutics, Inc. (b)	41,458	50,579
Editas Medicine, Inc. (b)	9,513	44,426
Entrada Therapeutics, Inc. (b)	5,752	81,966
Erasca, Inc. (b)	27,198	64,187
Exelixis, Inc. (b)	24,903	559,570
Fate Therapeutics, Inc. (b)	20,683	67,840
Generation Bio Co. (b)	28,995	81,766
Halozyme Therapeutics, Inc. (b)	12,552	657,223
Intellia Therapeutics, Inc. (a)(b)	3,072	68,751
Ionis Pharmaceuticals, Inc. (b)	1,751	83,453
Iovance Biotherapeutics, Inc. (a)(b)	13,248	106,249
iTeos Therapeutics, Inc. (b)	6,219	92,290
Kronos Bio, Inc. (b)	14,607	18,113
MacroGenics, Inc. (b)	6,314	26,834
MeiraGTx Holdings PLC (b)	13,290	55,951
Monte Rosa Therapeutics, Inc. (b)	19,236	71,943
Nurix Therapeutics, Inc. (a)(b)	9,383	195,823
Nuvation Bio, Inc. (b)	25,811	75,368
Poseida Therapeutics, Inc. (b)	43,177	126,077
Prime Medicine, Inc. (b)	13,774	70,798
REGENXBIO, Inc. (b)	5,601	65,532
Relay Therapeutics, Inc. (b)	10,811	70,488
Replimune Group, Inc. (b)	12,167	109,503
Sage Therapeutics, Inc. (b)	5,294	57,493
Sutro Biopharma, Inc. (b)	18,563	54,390
Tenaya Therapeutics, Inc. (b)	30,222	93,688
United Therapeutics Corp. (b)	2,027	645,701
Verastem, Inc. (b)	11,810	35,194
Verve Therapeutics, Inc. (b)	7,310	35,673
Vir Biotechnology, Inc. (b)	10,587	94,224
Zentalis Pharmaceuticals, Inc. (b)	6,108	24,982
		5,244,837

Building Materials - 1.6%
American Woodmark Corp. (b)	6,080	477,888
Apogee Enterprises, Inc. (a)	5,158	324,103
Gibraltar Industries, Inc. (a)(b)	6,818	467,374
Masterbrand, Inc. (a)(b)	31,464	461,891
Mohawk Industries, Inc. (b)	2,751	312,486
		2,043,742

Chemicals - 1.1%
Ecovyst, Inc. (b)	24,122	216,374
Minerals Technologies, Inc.	8,168	679,251
Quaker Chemical Corp.	2,870	487,039
		1,382,664

Coal - 0.3%
Ramaco Resources, Inc. (b)	33,158	412,817

Commercial Services - 5.9%
ABM Industries, Inc.	4,821	243,798
ADT, Inc. (a)	80,481	611,656
Adtalem Global Education, Inc. (a)(b)	8,453	576,579
Alarm.com Holdings, Inc. (b)	7,603	483,095
Alight, Inc. - Class A (a)(b)	29,111	214,839
Brink's Co.	2,889	295,834
Dun & Bradstreet Holdings, Inc. (a)	25,015	231,639
Ennis, Inc.	10,496	229,757
Euronet Worldwide, Inc. (b)	5,581	577,633
Forrester Research, Inc. (b)	18,955	323,751
Franklin Covey Co. (b)	6,265	238,070
Healthcare Services Group, Inc. (b)	44,048	466,028
Herc Holdings, Inc.	1,938	258,316
John Wiley & Sons, Inc. - Class A (a)	15,103	614,692
LiveRamp Holdings, Inc. (b)	15,081	466,606
Progyny, Inc. (a)(b)	14,029	401,370
Upbound Group, Inc. (a)	15,210	466,947
V2X, Inc. (b)	12,058	578,302
WEX, Inc. (b)	2,105	372,880
		7,651,792

Computers - 2.1%
Crane NXT Co.	4,207	258,394
Genpact Ltd.	13,695	440,842
Maximus, Inc.	6,173	529,026
NetScout Systems, Inc. (b)	22,626	413,829
OneSpan, Inc. (b)	23,189	297,283
Rapid7, Inc. (b)	5,207	225,099
Tenable Holdings, Inc. (b)	11,658	508,056
		2,672,529

Consumer Discretionary Products - 1.6%
Dream Finders Homes, Inc. - Class A (b)	9,851	252,849
Interface, Inc.	17,152	251,791
LCI Industries	2,464	254,728
LGI Homes, Inc. (b)	5,292	473,581
Phinia, Inc.	5,902	232,303
Rocky Brands, Inc.	6,882	254,359
Superior Group of Cos., Inc.	16,126	304,943
		2,024,554

Consumer Discretionary Services - 0.2%
American Public Education, Inc. (b)	14,464	254,277

Consumer Staple Products - 0.8%
Hain Celestial Group, Inc. (b)	32,682	225,833
Lifeway Foods, Inc. (b)	20,216	258,158
Simply Good Foods Co. (a)(b)	7,929	286,475
SunOpta, Inc. (a)(b)	48,571	262,283
		1,032,749

Distribution/Wholesale - 1.0%
MRC Global, Inc. (a)(b)	41,994	542,143
Resideo Technologies, Inc. (b)	24,522	479,650
ScanSource, Inc. (b)	5,668	250,637
		1,272,430

Diversified Financial Services - 3.3%
Affiliated Managers Group, Inc.	3,229	504,467
BGC Group, Inc. - Class A	60,032	498,266
Bridge Investment Group Holdings, Inc. - Class A	39,514	293,194
Federated Hermes, Inc. - Class B	16,008	526,343
International Money Express, Inc. (b)	11,530	240,285
Invesco Ltd.	16,755	250,655
NewtekOne, Inc.	18,911	237,711
StoneX Group, Inc. (b)	3,889	292,881
Victory Capital Holdings, Inc. - Class A	8,519	406,612
Virtu Financial, Inc. - Class A	24,972	560,621
Virtus Investment Partners, Inc.	1,104	249,338
Western Union Co.	19,054	232,840
		4,293,213

Electric - 1.3%
Avista Corp. (a)	14,196	491,323
Black Hills Corp.	9,462	514,544
NorthWestern Energy Group, Inc.	8,876	444,510
Portland General Electric Co.	5,834	252,262
		1,702,639

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	6,930	204,712
EnerSys	5,274	545,965
		750,677

Electronics - 1.1%
Allient, Inc.	9,473	239,383
Itron, Inc. (b)	2,879	284,906
Sensata Technologies Holding PLC	14,124	528,096
TTM Technologies, Inc. (a)(b)	18,024	350,206
		1,402,591

Energy - Alternate Sources - 0.2%
REX American Resources Corp. (b)	4,549	207,389

Engineering & Construction - 1.6%
Fluor Corp. (b)	11,008	479,398
Great Lakes Dredge & Dock Corp. (b)	30,697	269,520
Latham Group, Inc. (b)	105,699	320,268
Primoris Services Corp. (a)	11,311	564,306
Tutor Perini Corp. (b)	18,582	404,716
		2,038,208

Entertainment - 1.0%
Accel Entertainment, Inc. (b)	44,083	452,292
Everi Holdings, Inc. (b)	42,268	355,051
International Game Technology PLC	24,461	500,472
		1,307,815

Financial Services - 0.6%
Cipher Mining, Inc. (a)(b)	67,447	279,905
Voya Financial, Inc.	7,029	500,113
		780,018

Food - 0.2%
Post Holdings, Inc. (b)	2,591	269,879

Gas - 1.1%
National Fuel Gas Co. (a)	8,888	481,641
Northwest Natural Holding Co.	12,592	454,697
UGI Corp.	20,753	475,244
		1,411,582

Hand/Machine Tools - 0.2%
Kennametal, Inc.	10,747	252,984

Health Care - 0.8%
Inovio Pharmaceuticals, Inc. (b)	9,049	73,116
Invivyd, Inc. (b)	37,503	41,253
LivaNova PLC (b)	9,432	517,062
Prothena Corp. PLC (b)	3,793	78,288
SIGA Technologies, Inc.	34,894	264,845
TScan Therapeutics, Inc. (b)	10,788	63,110
		1,037,674

Healthcare-Products - 1.7%
Avanos Medical, Inc. (b)	25,769	513,319
CONMED Corp. (a)	3,078	213,367
Haemonetics Corp. (a)(b)	2,679	221,634
Integer Holdings Corp. (a)(b)	5,736	664,171
LeMaitre Vascular, Inc. (a)	4,454	366,475
Tactile Systems Technology, Inc. (b)	20,929	249,892
		2,228,858

Healthcare-Services - 2.0%
Addus HomeCare Corp. (a)(b)	5,537	642,901
Encompass Health Corp.	3,295	282,678
HealthEquity, Inc. (b)	7,405	638,311
Pennant Group, Inc. (b)	15,522	359,955
Select Medical Holdings Corp.	17,134	600,718
		2,524,563

Home Builders - 0.5%
Forestar Group, Inc. (b)	11,991	383,592
Meritage Homes Corp.	1,632	264,139
		647,731

Household Products/Wares - 0.9%
ACCO Brands Corp.	49,236	231,409
Helen of Troy Ltd. (a)(b)	4,624	428,830
Quanex Building Products Corp. (a)	7,493	207,182
Reynolds Consumer Products, Inc.	8,978	251,204
		1,118,625

Housewares - 0.5%
Newell Brands, Inc. (a)	69,102	442,944
Scotts Miracle-Gro Co. (a)	3,754	244,235
		687,179

Industrial Products - 1.5%
Insteel Industries, Inc.	8,286	256,534
Luxfer Holdings PLC	22,449	260,184
Middleby Corp. (b)	1,964	240,806
Mueller Industries, Inc.	4,474	254,750
Tennant Co. (a)	5,098	501,847
Vontier Corp.	11,809	451,104
		1,965,225

Industrial Services - 0.3%
Hudson Technologies, Inc. (b)	48,912	429,936

Insurance - 3.7%
Assurant, Inc.	3,825	635,906
CNO Financial Group, Inc.	19,389	537,463
Essent Group Ltd.	4,765	267,745
F&G Annuities & Life, Inc.	6,837	260,148
Hanover Insurance Group, Inc.	1,997	250,504
Horace Mann Educators Corp.	7,395	241,225
Jackson Financial, Inc. - Class A (a)	3,789	281,371
Lincoln National Corp.	18,582	577,900
Mercury General Corp. (a)	5,118	271,970
NMI Holdings, Inc. - Class A (b)	8,715	296,659
Skyward Specialty Insurance Group, Inc. (a)(b)	9,773	353,587
United Fire Group, Inc.	11,961	257,042
Universal Insurance Holdings, Inc.	26,610	499,204
		4,730,724

Internet - 1.5%
1-800-Flowers.com, Inc. - Class A (b)	29,277	278,717
HealthStream, Inc.	10,110	282,069
Liquidity Services, Inc. (b)	14,346	286,633
Magnite, Inc. (a)(b)	28,830	383,151
Upwork, Inc. (b)	16,334	175,590
Yelp, Inc. (b)	14,203	524,801
		1,930,961

Iron/Steel - 1.3%
Carpenter Technology Corp.	7,229	792,154
Haynes International, Inc.	4,187	245,777
Universal Stainless & Alloy Products, Inc. (b)	12,465	341,291
Worthington Steel, Inc.	7,672	255,938
		1,635,160

Leisure Time - 0.2%
Harley-Davidson, Inc.	7,420	248,867

Lodging - 0.8%
Boyd Gaming Corp. (a)	9,126	502,843
Travel + Leisure Co.	12,443	559,686
		1,062,529

Machinery - Construction & Mining - 0.9%
Hyster-Yale Materials Handling, Inc.	10,441	728,051
Oshkosh Corp.	2,252	243,667
Terex Corp. (a)	4,274	234,386
		1,206,104

Machinery-Diversified - 0.9%
Columbus McKinnon Corp.	13,464	465,047
Gates Industrial Corp. PLC (b)	42,015	664,257
		1,129,304

Materials - 0.5%
Olin Corp.	9,377	442,125
SunCoke Energy, Inc.	26,257	257,319
		699,444

Media - 1.3%
Gray Television, Inc.	35,769	185,999
Grindr, Inc. (a)(b)	26,782	327,812
Nexstar Media Group, Inc.	1,551	257,481
Scholastic Corp.	12,959	459,656
TEGNA, Inc.	19,569	272,792
Ziff Davis, Inc. (b)	4,201	231,265
		1,735,005

Metal Fabricate & Hardware - 1.2%
Hillman Solutions Corp. (b)	63,664	563,427
Metallus, Inc. (a)(b)	22,811	462,379
Park-Ohio Holdings Corp.	9,970	258,123
Proto Labs, Inc. (b)	7,842	242,239
		1,526,168

Oil & Gas - 4.6%
Amplify Energy Corp. (b)	34,975	237,131
Antero Midstream Corp. (a)	18,201	268,283
APA Corp. (a)	17,119	503,983
Berry Corp.	71,774	463,660
California Resources Corp.	5,277	280,842
Chord Energy Corp. (a)	6,218	1,042,634
Civitas Resources, Inc. (a)	10,961	756,309
Murphy Oil Corp.	11,731	483,786
Noble Corp. PLC (a)	5,372	239,860
Ovintiv, Inc.	11,169	523,491
Riley Exploration Permian, Inc.	14,134	400,134
Sitio Royalties Corp. - Class A (a)	10,695	252,509
VAALCO Energy, Inc.	84,768	531,495
		5,984,117

Oil & Gas Services - 1.3%
Archrock, Inc.	18,917	382,502
ChampionX Corp. (a)	8,049	267,307
Helix Energy Solutions Group, Inc. (a)(b)	64,645	771,861
Newpark Resources, Inc. (b)	37,325	310,171
		1,731,841

Packaging & Containers - 0.7%
Berry Global Group, Inc.	8,781	516,762
Pactiv Evergreen, Inc.	33,159	375,360
		892,122

Pharmaceuticals - 3.2%
AdaptHealth Corp. (a)(b)	23,292	232,920
Alector, Inc. (b)	11,767	53,422
Alkermes PLC (b)	18,052	435,053
Arvinas, Inc. (b)	2,076	55,263
Collegium Pharmaceutical, Inc. (a)(b)	10,395	334,719
Corcept Therapeutics, Inc. (a)(b)	9,212	299,298
Enanta Pharmaceuticals, Inc. (b)	6,712	87,055
Foghorn Therapeutics, Inc. (b)	13,147	75,595
GoodRx Holdings, Inc. - Class A (b)	36,489	284,614
Harmony Biosciences Holdings, Inc. (a)(b)	8,790	265,194
Lyell Immunopharma, Inc. (a)(b)	47,763	69,256
Option Care Health, Inc. (b)	15,835	438,630
ORIC Pharmaceuticals, Inc. (b)	10,063	71,145
Pacira BioSciences, Inc. (a)(b)	17,353	496,469
PetIQ, Inc. (b)	26,441	583,289
USANA Health Sciences, Inc. (b)	4,901	221,721
Vanda Pharmaceuticals, Inc. (b)	16,101	90,971
Voyager Therapeutics, Inc. (b)	10,937	86,512
		4,181,126

Pipelines - 0.2%
EnLink Midstream LLC	19,612	269,861

Real Estate - 8.1%
Alexander & Baldwin, Inc.	23,008	390,216
American Assets Trust, Inc.	21,225	475,015
Apple Hospitality REIT, Inc.	12,400	180,296
Brixmor Property Group, Inc.	20,455	472,306
Broadstone Net Lease, Inc.	26,835	425,871
CareTrust REIT, Inc.	18,600	466,860
Centerspace	5,606	379,134
Community Healthcare Trust, Inc. (a)	16,511	386,192
COPT Defense Properties (a)	15,916	398,377
Cushman & Wakefield PLC (b)	24,811	258,034
EastGroup Properties, Inc.	2,203	374,730
Empire State Realty Trust, Inc. - Class A	20,823	195,320
EPR Properties (a)	11,602	487,052
Essential Properties Realty Trust, Inc. (a)	19,479	539,763
Getty Realty Corp.	12,276	327,278
Innovative Industrial Properties, Inc. (a)	5,445	594,703
National Health Investors, Inc.	7,200	487,656
NETSTREIT Corp. (a)	22,126	356,229
Park Hotels & Resorts, Inc. (a)	35,218	527,566
Phillips Edison & Co, Inc.	12,017	393,076
Plymouth Industrial REIT, Inc.	16,735	357,794
Rayonier, Inc.	12,107	352,193
Retail Opportunity Investments Corp. (a)	32,639	405,703
Sabra Health Care REIT, Inc.	28,584	440,194
Terreno Realty Corp.	6,513	385,439
UMH Properties, Inc.	24,328	389,005
		10,446,002

Retail - 1.3%
American Eagle Outfitters, Inc. (a)	21,936	437,842
Caleres, Inc. (a)	15,891	533,938
El Pollo Loco Holdings, Inc. (b)	25,047	283,282
FirstCash Holdings, Inc.	2,001	209,865
Sally Beauty Holdings, Inc. (a)(b)	24,332	261,082
		1,726,009

Retail & Wholesale - Discretionary - 0.6%
BlueLinx Holdings, Inc. (b)	2,606	242,593
Lands' End, Inc. (b)	19,119	256,576
Urban Outfitters, Inc. (b)	6,508	267,153
		766,322

Savings & Loans - 2.2%
Axos Financial, Inc. (b)	12,108	691,972
Brookline Bancorp, Inc.	26,005	217,142
Capitol Federal Financial, Inc.	44,548	244,569
FS Bancorp, Inc.	9,148	333,445
HomeTrust Bancshares, Inc.	11,645	349,699
OceanFirst Financial Corp.	34,669	550,890
WaFd, Inc. (a)	17,666	504,894
		2,892,611

Semiconductors - 1.3%
Cirrus Logic, Inc. (b)	6,405	817,662
inTEST Corp. (b)	19,666	194,300
MKS Instruments, Inc. (a)	2,995	391,087
SMART Global Holdings, Inc. (b)	11,117	254,246
		1,657,295

Software - 5.3%
Appfolio, Inc. - Class A (b)	1,223	299,109
Blackbaud, Inc. (b)	7,509	571,960
Box, Inc. - Class A (a)(b)	9,521	251,735
Clear Secure, Inc. - Class A	12,359	231,237
CSG Systems International, Inc.	4,429	182,342
Digi International, Inc. (b)	10,072	230,951
Doximity, Inc. - Class A (a)(b)	8,608	240,766
Envestnet, Inc. (a)(b)	4,690	293,547
IBEX Holdings Ltd. (b)	16,599	268,572
JFrog Ltd. (a)(b)	12,076	453,454
nCino, Inc. (a)(b)	7,538	237,070
Nutanix, Inc. - Class A (b)	4,316	245,365
Olo, Inc. - Class A (b)	94,941	419,639
Pegasystems, Inc.	9,961	602,939
Progress Software Corp. (a)	9,593	520,516
RingCentral, Inc. - Class A (b)	8,854	251,232
SEMrush Holdings, Inc. - Class A (b)	19,762	264,613
Smartsheet, Inc. - Class A (b)	13,513	595,653
Teradata Corp. (b)	13,761	475,580
Verint Systems, Inc. (b)	8,135	261,947
		6,898,227

Software & Tech Services - 1.2%
CCC Intelligent Solutions Holdings, Inc. (b)	22,271	247,431
Clearwater Analytics Holdings, Inc. - Class A (b)	13,595	251,779
Dropbox, Inc. - Class A (b)	11,804	265,236
Gitlab, Inc. - Class A (b)	5,784	287,581
Jamf Holding Corp. (b)	16,040	264,660
PubMatic, Inc. - Class A (a)(b)	11,382	231,168
		1,547,855

Tech Hardware & Semiconductors - 0.4%
CEVA, Inc. (b)	12,906	248,957
Diebold Nixdorf, Inc. (b)	6,131	235,921
		484,878

Telecommunications - 0.3%
Iridium Communications, Inc.	8,476	225,631
Lantronix, Inc. (b)	60,945	216,355
		441,986

Toys/Games/Hobbies - 0.3%
Mattel, Inc. (a)(b)	27,466	446,597

Transportation - 1.7%
ArcBest Corp. (a)	2,222	237,932
DHT Holdings, Inc.	46,582	538,954
Genco Shipping & Trading Ltd.	13,104	279,246
Pangaea Logistics Solutions Ltd.	38,027	297,751
Radiant Logistics, Inc. (b)	47,428	269,865
World Kinect Corp. (a)	23,067	595,129
		2,218,877

Utilities - 0.4%
Artesian Resources Corp. - Class A (a)	7,215	253,679
Consolidated Water Co. Ltd.	9,664	256,483
		510,162
TOTAL COMMON STOCKS (Cost $120,502,269)		128,530,681

CONTINGENT VALUE RIGHTS - 0.0%(c)
Ligand Pharmaceuticals, Inc. Earn-Out Shares (b)(d)	491	0
Ligand Pharmaceuticals, Inc. Earn-Out Shares (b)(d)	491	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 19.8%
Investments Purchased with Proceeds from Securities Lending - 19.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (e)	24,698,057	24,698,057
		24,698,057

Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.23% (e)	843,457	843,457
TOTAL SHORT-TERM INVESTMENTS (Cost $25,541,514)		25,541,514

TOTAL INVESTMENTS - 119.2% (Cost $170,741,840)		154,072,195
Liabilities in Excess of Other Assets - (19.2)%		(24,840,866)
TOTAL NET ASSETS - 100.0%		$129,231,329

Percentages are stated as a percent of net assets.

PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $23,376,411 which represented 18.1% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.

 Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments:	Uncategorized	Level 1	Level 2		Level 3	Total
Common Stocks	$-	$128,530,681	$-		$-	$128,530,681
Contingent Value Rights	-	-	-		- (a)	- (a)
Investments Purchased with Proceeds from Securities Lending (b)	24,698,057	-	-		-	24,698,057
Money Market Funds	-	843,457	-		-	843,457
Total Investments	$24,698,057	$129,374,138	$-	$	- (a)	$154,072,195

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

 The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of March 31, 2024	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of June 30, 2024	$-
Net change in unrealized appreciation/depreciation of Level 3 assets as of June 30, 2024	$-